UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02603

T. Rowe Price Prime Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2015

Item 1. Report to Shareholders

Prime Reserve Fund	November 30, 2015

The views and opinions in this report were current as of November 30, 2015. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

Money market yields remained very low for most of the six-month period ended November 30, 2015. Near the end of our reporting period, money market yields rose as investors anticipated that the Federal Reserve would finally begin to raise short-term interest rates in December. Indeed, on December 16, the Fed increased the fed funds target rate to a range of 0.25% to 0.50%; it had been 0.00% to 0.25% since December 2008. If the Fed continues to raise rates, it should eventually translate into higher income for money fund investors.

ECONOMY AND INTEREST RATES

The U.S. economy grew moderately over the last six months. Although the economy’s 2.1% third-quarter growth rate was somewhat slower than the brisk annualized 3.9% pace in the second quarter, consumption, residential investment, and business fixed investment trends remained solid. Job growth has been solid, averaging more than 200,000 per month, and the national unemployment rate fell to 5.0%, its lowest level since 2008.

Although inflation has been very low and is likely to remain low in the near term due to declining oil and other commodity prices—which is a plus for consumers and many businesses—Fed officials decided to raise short-term rates in December because of labor market improvement and their confidence that inflation will return to 2% over the medium term. We believe that subsequent rate increases will be very gradual.

PERFORMANCE AND PORTFOLIO REVIEW

The Prime Reserve Fund returned 0.01% in the six-month period ended November 30, 2015. As shown in the Performance Comparison table, the fund matched the performance of the Lipper Money Market Funds Index.

Interest rate markets spent most of the past six months fixated on when the Federal Reserve would begin raising short-term interest rates. Based on improving economic conditions and the Fed’s own projections, many investors forecast that the fed funds target rate would be raised sometime in 2015. June was originally believed to be the lift-off date, but when no move occurred, the market quickly revised its lift-off expectations to mid-September. In fact, prior to the September Federal Open Market Committee (FOMC) meeting, money market rates increased in anticipation of a rate hike. The meeting came and went without a policy change, however. The Fed cited “global economic and financial developments” as the reason to delay, and rates quickly returned to their original levels. Through the end of November, markets reassessed and concluded, correctly, that the Fed would lift rates off of zero—the first such interest rate increase in more than nine years—at its December meeting.

The short investment horizon of money market investing is such that a rate increase by the Fed must be imminent before it becomes priced in to yields. This is in sharp contrast to longer fixed income markets, where changing rate expectations routinely cause significant rate moves. As November came to a close, most market participants believed that the Fed was very likely to hike rates, and rate capitulation has followed. As such, investments for terms that extended past the Fed’s mid-December meeting began to more aggressively price in the likelihood of a Fed hike.

Over the past six months, three-month LIBOR began the period at 0.28% and increased to 0.42%, with over half that move coming in November alone. Money market instruments—such as commercial paper and bank certificates of deposit—for which LIBOR forms the basis for prices followed a similar path. Treasury bill yields, however, did not trade in sync with the broader money market due to the persistent demand for short, high-quality liquid assets from many investor types, including central banks, commercial banks, and money funds. Likewise, extremely short rates, such as those tied to overnight and seven-day repurchase agreements, showed little change, and we would not expect them to change until an actual rate increase by the Fed.

The Treasury bill market continues to be somewhat bifurcated, with shorter maturities (one to six months) and longer maturities (six to 12 months) responding in different ways. Specifically, shorter bill maturities saw their rates slip to 0% as bill supply dropped when the U.S. Treasury was facing a limit to its outstanding debt caused by Congress’s debt ceiling debate. Once that was resolved, three-month bill yields gradually moved higher, ending the period at 0.22%. Again, much of that yield increase was in the final month of the period. Longer maturities like one-year Treasury bills, which began the period at 0.26%, ended the period at 0.51%, as interest rate forecasts had a larger impact. As the fund’s reporting period came to a close, Congress had remedied the debt ceiling issue with a budget agreement that suspended the debt limit until March 2017, so bill rates began to return to normal. Still, as many money funds revise their investment mandates to reflect all Treasury strategies, we expect short Treasury bill rates to remain substantially lower than their LIBOR-based counterparts.

At the late-October FOMC meeting, the market received some hints alluding to mid-December as the timing of the first rate hike. In the Federal Reserve’s view, global market disruptions had been reduced, so the central bank resumed focusing primarily on U.S. economic data to measure growth in the economy and the potential for inflation. With recent data showing strength in the labor market, we felt that the possibility of a rate hike in December was quite real. Therefore, we kept the fund’s weighted average maturity similar to that of the competitive average to give the fund the ability to benefit from the forecast higher rates.

As we have discussed in prior shareholder letters, the U.S. Securities and Exchange Commission (SEC) enacted rules that will change the way money funds are managed, and these changes become effective in October 2016. These rule changes will differentiate between types of money funds (prime versus government funds, for example) as well as classes of shareholders (individual versus institutional investors).

T. Rowe Price has been carefully considering these SEC rule changes and their implications and is crafting responses designed to minimize the impact on our money fund shareholders. As such, we will introduce changes to our money fund lineup in 2016. While most changes will have little effect on the majority of shareholders, some will be more noticeable, such as changes to some funds’ investment objectives or the suitability of a given fund for certain classes of investors. We expect to provide more detailed information about these changes in early 2016 to help shareholders make informed decisions.

OUTLOOK

Now that the first Fed rate hike is out of the way, Fed officials are likely to take some time assessing its impact on financial markets and economic conditions. Subsequent increases are likely to occur gradually, so the Fed may wait a few months before acting again. Nevertheless, a rising fed funds rate should eventually translate into higher income for money market investors who have endured near-zero interest rates for the last seven years. In any event, principal stability and liquidity remain the highest priorities for the fund, so we will remain diligent in monitoring the price pressures that higher rates may bring.

As always, we thank you for investing with T. Rowe Price.

Respectfully submitted,

Joseph K. Lynagh
Chairman of the fund’s Investment Advisory Committee

December 17, 2015

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN MONEY FUND SECURITIES

Since money market funds are managed to maintain a constant $1.00 share price, there should be little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, the fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

GLOSSARY

LIBOR: The London Interbank Offered Rate is a benchmark for short-term taxable rates.

Lipper indexes: Fund benchmarks that consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Repurchase agreement: A form of short-term borrowing using collateral in which a bank or broker-dealer sells government securities to another party, such as the Federal Reserve, and commits to buy them back at a fixed price on a future date, usually within a week.

SEC yield (7-day simple): A method of calculating a money fund’s yield by annualizing the fund’s net investment income for the last seven days of each period divided by the fund’s net asset value at the end of the period. Yield will vary and is not guaranteed.

Weighted average life: A measure of a fund’s credit quality risk. In general, the longer the average life, the greater the fund’s credit-quality risk. The average life is the dollar-weighted average maturity of a portfolio’s individual securities without taking into account interest rate readjustment dates. Money funds must maintain a weighted average life of less than 120 days.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities. Money funds must maintain a weighted average maturity of less than 60 days.

Yield curve: A graphic depiction of the relationship between yields and maturity dates for a set of similar securities. A security with a longer maturity usually has a higher yield. If a short-term security offers a higher yield, then the curve is said to be “inverted.” If short- and long-term bonds are offering equivalent yields, then the curve is said to be “flat.”

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	6 Months Ended 11/30/15	Year Ended 5/31/15	5/31/14	5/31/13	5/31/12	5/31/11
NET ASSET VALUE						
Beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Investment activities						
Net investment income(1)	–(2)(3)	–(2)(3)	–(2)(3)	–(2)(3)	–(2)(3)	–(2)(3)
Net realized and unrealized gain / loss	–(2)	–(2)	–(2)	–(2)	–(2)	–(2)
Total from investment activities	–(2)	–(2)	–(2)	–(2)	–(2)	–(2)
Distributions						
Net investment income	–(2)	–(2)	–(2)	–(2)	–(2)	–(2)
NET ASSET VALUE						
End of Period	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**

Ratios/Supplemental Data

Total return(4)	**0.01%(3)**	**0.01%(3)**	**0.01%(3)**	**0.01%(3)**	**0.01%(3)**	**0.01%(3)**
Ratio of net expenses to average net assets	0.22%(3)(5)	0.16%(3)	0.15%(3)	0.24%(3)	0.26%(3)	0.35%(3)
Ratio of net investment income to average net assets	0.01%(3)(5)	0.01%(3)	0.01%(3)	0.01%(3)	0.01%(3)	0.01%(3)
Net assets, end of period (in millions)	$ 6,247	$ 6,588	$ 6,615	$ 5,857	$ 5,593	$ 5,435

(1) Per share amounts calculated using average shares outstanding method.
(2) Amounts round to less than $0.01 per share.
(3) Includes the effect of voluntary management fee waivers of 0.31%, 0.37%, 0.38%, 0.31%, 0.30%, and 0.23% of average net assets for the periods ended 11/30/15, 5/31/15, 5/31/14, 5/31/13, 5/31/12, and 5/31/11, respectively (see Note 5).
(4) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
ASSET-BACKED COMMERCIAL PAPER 7.4%		
Albion Capital, 0.45%, 2/22/16 (1)	16,900	16,882
Chariot Funding, 0.40%, 1/20/16 (1)	24,300	24,287
Chariot Funding, 0.40%, 1/22/16 (1)	8,250	8,245
Chariot Funding, 0.44%, 2/1/16 (1)	15,400	15,388
Chariot Funding, 0.50%, 2/11/16 (1)	13,900	13,886
Chariot Funding, 0.50%, 2/16/16 (1)	14,300	14,285
Jupiter Securitization, 0.40%, 1/21/16 (1)	14,350	14,342
Jupiter Securitization, 0.44%, 2/1/16 (1)	28,150	28,129
Jupiter Securitization, 0.45%, 2/2/16 (1)	6,900	6,895
Jupiter Securitization, 0.50%, 2/10/16 (1)	7,700	7,692
Jupiter Securitization, 0.50%, 2/17/16 (1)	28,700	28,669
Liberty Street Funding, 0.30%, 12/23/15 (1)	58,000	57,989
MetLife Short Term Funding, 0.23%, 1/19/16 (1)	44,200	44,186
MetLife Short Term Funding, 0.26%, 1/4/16 (1)	11,700	11,697
MetLife Short Term Funding, 0.26%, 1/11/16 (1)	9,000	8,997
Old Line Funding, 0.39%, 12/1/15 (1)	14,500	14,500
Old Line Funding, 0.41%, 1/25/16 (1)	28,750	28,732
Old Line Funding, 0.42%, 2/19/16 (1)	20,900	20,881
Old Line Funding, VR, 0.443%, 2/16/16 (1)	8,600	8,600
Thunder Bay Funding, 0.48%, 3/21/16 (1)	12,000	11,982
Thunder Bay Funding, VR, 0.397%, 2/16/16 (1)	45,500	45,500
Thunder Bay Funding, VR, 0.407%, 4/22/16 (1)	28,800	28,800
Total Asset-Backed Commercial Paper (Cost $460,564)		460,564
CERTIFICATES OF DEPOSIT 9.9%		
Bank of Tokyo-Mitsubishi, 0.37%, 1/29/16 (2)	12,000	12,000
Bank of Tokyo-Mitsubishi, 0.42%, 3/15/16 (2)	26,500	26,500
BMO Harris Bank, 0.45%, 2/16/16 (3)	40,600	40,600
BMO Harris Bank, VR, 0.431%, 1/25/16 (3)	28,550	28,550

BMO Harris Bank, VR, 0.433%, 2/22/16 (3)	11,200	11,200
Canadian Imperial Bank of Commerce, 0.42%, 4/15/16 (2)	39,400	39,400
Canadian Imperial Bank of Commerce, 0.44%, 4/15/16 (2)	16,850	16,850
Chase Bank, 0.38%, 12/7/15 (3)	28,900	28,900
Citibank, 0.33%, 2/18/16 (3)	26,600	26,600
Credit Suisse New York, VR, 0.447%, 3/2/16 (2)	10,300	10,300
Credit Suisse New York, VR, 0.452%, 3/3/16 (2)	17,200	17,200
HSBC Bank, VR, 0.332%, 2/3/16 (3)	14,100	14,100
HSBC Bank, VR, 0.347%, 2/16/16 (3)	36,100	36,100
HSBC Bank, VR, 0.363%, 2/22/16 (3)	28,700	28,700
Rabobank Nederland, VR, 0.345%, 2/10/16 (2)	34,100	34,100
Royal Bank of Canada, VR, 0.364%, 5/4/16 (2)	25,900	25,900
State Street Bank & Trust, VR, 0.333%, 1/6/16 (3)	20,000	20,000
State Street Bank & Trust, VR, 0.423%, 4/28/16 (3)	50,750	50,750
Sumitomo Mitsui Banking, 0.33%, 12/1/15 (2)	12,200	12,200
Sumitomo Mitsui Banking, 0.36%, 1/6/16 (2)	27,000	27,001
Svenska Handelsbanken, 0.275%, 12/23/15 (2)	28,750	28,750
Toronto-Dominion Bank, VR, 0.343%, 12/11/15 (2)	28,600	28,600
Wells Fargo Bank, 0.30%, 12/2/15 (3)	14,000	14,000
Wells Fargo Bank, VR, 0.34%, 2/1/16 (3)	28,350	28,350
Wells Fargo Bank, VR, 0.357%, 1/19/16 (3)	15,100	15,100
Total Certificates of Deposit (Cost $621,751)		621,751

FINANCIAL COMPANY COMMERCIAL PAPER 12.7%

ASB Finance, 0.32%, 2/9/16 (1)	28,100	28,083
Australia & New Zealand Banking Group, 0.30%, 12/3/15 (1)	14,200	14,200
Australia & New Zealand Banking Group, 0.31%, 2/29/16	8,100	8,094
Australia & New Zealand Banking Group, 0.40%, 2/25/16	40,000	39,962
BNP Paribas, 0.32%, 12/22/15 (1)	29,000	28,995

BNP Paribas, 0.35%, 3/2/16	27,500	27,475
BNP Paribas, 0.49%, 4/27/16	8,400	8,383
Commonwealth Bank of Australia, 0.40%, 3/2/16 (1)	16,750	16,733
Commonwealth Bank of Australia, VR, 0.273%, 12/2/15 (1)	17,000	17,000
CPPIB Capital, 0.26%, 1/6/16 (1)	28,500	28,493
CPPIB Capital, 0.26%, 1/14/16 (1)	36,000	35,989
Credit Suisse, 0.47%, 2/18/16	20,000	19,979
Credit Suisse, 0.54%, 4/1/16	19,750	19,714
Danske, 0.33%, 12/3/15 (1)	27,900	27,899
Danske, 0.51%, 4/25/16 (1)	27,700	27,643
DNB NOR Bank, 0.27%, 12/29/15 (1)	17,350	17,346
DNB NOR Bank, 0.30%, 2/23/16	6,500	6,495
DNB NOR Bank, 0.36%, 12/15/15 (1)	14,000	13,998
Massachusetts Mutual Life Insurance, 0.12%, 12/1/15 (1)	17,600	17,600
Massachusetts Mutual Life Insurance, 0.13%, 12/9/15 (1)	14,000	14,000
National Australia Bank, 0.24%, 1/4/16 (1)	27,750	27,744
National Australia Bank, 0.24%, 2/5/16 (1)	8,200	8,196
Nationwide Building Society, 0.41%, 2/17/16 (1)	23,800	23,779
New York Life Capital, 0.15%, 12/14/15 (1)	10,000	9,999
Nordea Bank, 0.243%, 2/4/16 (1)	15,900	15,893
Nordea Bank, 0.305%, 2/8/16 (1)	11,250	11,243
Nordea Bank, 0.325%, 2/17/16 (1)	13,350	13,341
Nordea Bank, 0.445%, 4/1/16 (1)	22,500	22,466
Rabobank Nederland, 0.32%, 12/2/15	11,300	11,300
Rabobank Nederland, 0.34%, 12/23/15	17,500	17,496
Standard Chartered Bank, 0.37%, 2/16/16 (1)	37,500	37,470
Standard Chartered Bank, 0.41%, 3/21/16 (1)	6,750	6,741
Standard Chartered Bank, 0.49%, 3/18/16 (1)	20,000	19,971
Sumitomo Mitsui Banking, 0.41%, 2/22/16 (1)	16,000	15,985

Svenska Handelsbanken, 0.27%, 12/17/15 (1)	29,000	28,997
Toronto-Dominion Bank, 0.58%, 5/19/16 (1)	21,150	21,092
UBS Finance, 0.44%, 3/31/16	31,000	30,954
UBS Finance, 0.505%, 4/18/16	33,300	33,235
Westpac Banking, 0.24%, 1/13/16 (1)	16,800	16,795
Total Financial Company Commercial Paper (Cost $790,778)		790,778

GOVERNMENT AGENCY DEBT 11.6% (4)

Federal Farm Credit Bank, 0.18%, 1/26/16	7,786	7,784
Federal Farm Credit Bank, 0.19%, 2/2/16	26,100	26,091
Federal Farm Credit Bank, 0.20%, 2/5/16	8,000	7,997
Federal Farm Credit Bank, 0.29%, 3/4/16	13,500	13,490
Federal Home Loan Bank, 0.063%, 12/4/15	70,600	70,600
Federal Home Loan Bank, 0.064%, 12/9/15	55,000	54,999
Federal Home Loan Bank, 0.07%, 12/2/15	64,500	64,500
Federal Home Loan Bank, 0.07%, 12/11/15	84,000	83,998
Federal Home Loan Bank, 0.075%, 12/18/15	16,100	16,099
Federal Home Loan Bank, 0.08%, 12/21/15	44,300	44,298
Federal Home Loan Bank, 0.10%, 1/4/16	3,000	3,000
Federal Home Loan Bank, 0.145%, 2/3/16	27,200	27,193
Federal Home Loan Bank, 0.169%, 2/5/16	87,000	86,973
Federal Home Loan Mortgage, 0.065%, 12/14/15	14,000	14,000
Federal Home Loan Mortgage, 0.065%, 12/17/15	5,500	5,500
Federal Home Loan Mortgage, 0.09%, 1/5/16	10,785	10,784
Federal Home Loan Mortgage, 0.12%, 2/4/16	27,200	27,194
Federal National Mortgage Assn., 0.065%, 12/15/15	61,900	61,898
Federal National Mortgage Assn., 0.095%, 1/14/16	7,400	7,399
Federal National Mortgage Assn., 0.10%, 1/8/16	55,000	54,994

Federal National Mortgage Assn., 0.14%, 2/3/16	33,600	33,592
Total Government Agency Debt (Cost $722,383)		722,383

OTHER COMMERCIAL PAPER 27.4%

American Honda Finance, 0.22%, 1/6/16	25,400	25,394
Apple, 0.16%, 1/7/16 (1)	26,100	26,096
Ascension Health Alliance, 0.27%, 1/7/16	22,550	22,544
Automatic Data Processing, 0.11%, 12/1/15 (1)	54,200	54,200
Banner Health, Series 2015, 0.26%, 1/13/16	6,800	6,800
Banner Health, Series 2015, 0.31%, 2/10/16	5,500	5,500
Banner Health, Series 2015, 0.36%, 3/9/16	5,200	5,200
BASF, 0.23%, 12/21/15 (1)	28,500	28,496
BMW US Capital, 0.20%, 1/19/16 (1)	20,000	19,995
BMW US Capital, 0.23%, 2/4/16 (1)	13,600	13,594
BMW US Capital, 0.24%, 2/12/16 (1)	21,200	21,190
Chevron, 0.18%, 1/8/16 (1)	28,100	28,095
Coca-Cola, 0.40%, 1/20/16 (1)	28,400	28,384
Coca-Cola, 0.49%, 5/17/16 (1)	22,500	22,449
Coca-Cola, 0.49%, 5/19/16 (1)	13,400	13,369
Electricite de France, 0.205%, 12/17/15 (1)	56,450	56,445
Emerson Electric, 0.24%, 12/21/15 (1)	32,000	31,996
Emory Univ., 0.30%, 12/16/15	15,200	15,200
Estee Lauder, 0.12%, 12/7/15 (1)	13,400	13,400
Estee Lauder, 0.18%, 1/11/16 (1)	13,500	13,497
Export Development Canada, 0.30%, 2/4/16	14,500	14,492
Export Development Canada, 0.34%, 1/5/16	15,000	14,995
Honeywell International, 0.22%, 12/18/15 (1)	25,000	24,997
Honeywell International, 0.30%, 12/17/15 (1)	25,000	24,997
IBM, 0.17%, 12/22/15 (1)	54,300	54,295

IBM, 0.18%, 12/21/15 (1)	11,200	11,199
Inova Health, 0.23%, 12/16/15	7,500	7,499
Johnson & Johnson, 0.12%, 12/18/15 (1)	62,200	62,196
Kaiser Permanente, 0.34%, 2/11/16	28,000	27,981
Kaiser Permanente, 0.35%, 12/7/15	16,500	16,499
KfW International Finance, 0.27%, 1/12/16 (1)	6,750	6,748
KfW International Finance, 0.275%, 2/1/16 (1)	28,000	27,987
KfW International Finance, 0.28%, 1/14/16 (1)	27,500	27,491
Long Island Power Auth., Series 1A, 0.23%, 12/2/15	17,000	17,000
Long Island Power Auth., Series 2A, 0.21%, 12/18/15	44,500	44,500
Los Angeles Airport, Series C4, 0.38%, 1/12/16	17,299	17,291
Los Angeles County Metropolitan Transportation Auth. Series ATSM 0.24%, 1/5/16	9,700	9,700
Microsoft, 0.19%, 1/6/16 (1)	25,200	25,195
National Oilwell Varco, 0.23%, 12/2/15 (1)	16,900	16,900
National Oilwell Varco, 0.24%, 12/15/15 (1)	21,300	21,298
National Oilwell Varco, 0.26%, 12/15/15 (1)	16,750	16,748
PACCAR Financial, 0.20%, 1/20/16	16,200	16,195
Philadelphia Airport, Series C2, 0.33%, 1/5/16	17,250	17,250
Philadelphia Airport, Series C2, 0.35%, 12/3/15	11,300	11,300
Philadelphia Airport, Series C3, 0.18%, 12/22/15	21,800	21,800
Philip Morris International, 0.13%, 12/15/15 (1)	22,200	22,199
Philip Morris International, 0.16%, 12/7/15 (1)	13,600	13,600
Philip Morris International, 0.16%, 12/14/15 (1)	19,200	19,199
Port of Oakland, Series F, 0.20%, 12/17/15	7,700	7,699
Precision Castparts, 0.14%, 12/1/15 (1)	27,900	27,900
Precision Castparts, 0.14%, 12/2/15 (1)	16,750	16,750
Province of Quebec, 0.20%, 1/11/16 (1)	56,000	55,987
Reckitt Benckiser Treasury, 0.29%, 12/11/15 (1)	24,500	24,498

Reckitt Benckiser Treasury, 0.41%, 2/1/16 (1)	28,500	28,480
Reckitt Benckiser Treasury, 0.45%, 4/1/16 (1)	28,200	28,157
Rice Univ., 0.18%, 12/17/15	5,120	5,120
Rice Univ., 0.23%, 1/20/16	5,550	5,550
Saint Joseph County, Univ. of Notre Dame, 0.18%, 12/18/15	29,200	29,197
Sanofi Aventis, 0.12%, 12/7/15 (1)	54,400	54,399
Santa Clara Valley Water Dist., Series B, 0.32%, 2/4/16	29,680	29,680
Sentara Healthcare, 0.33%, 1/4/16	11,900	11,900
Sentara Healthcare, 0.33%, 2/2/16	15,540	15,540
Sentara Healthcare, 0.35%, 12/1/15	11,500	11,500
Siemens Capital, 0.25%, 12/30/15 (1)	8,400	8,398
Siemens Capital, 0.27%, 12/29/15 (1)	59,000	58,988
SSM Health Care, Series A, 0.32%, 2/17/16	26,500	26,482
Texas A&M Univ., Series B, 0.24%, 1/12/16	17,200	17,200
Texas Agriculture Fin. Auth., 0.32%, 2/17/16	3,100	3,098
Total Capital Canada, 0.22%, 1/4/16 (1)	22,800	22,795
Trinity Health, 0.15%, 12/18/15	29,300	29,298
Trinity Health, 0.21%, 1/13/16	27,000	26,993
Unilever Capital, 0.28%, 1/11/16	8,700	8,697
UnityPoint Health, 0.21%, 12/21/15	13,500	13,498
Univ. of California Regents, Series B, 0.14%, 12/8/15	16,500	16,500
Univ. of California Regents, Series B, 0.19%, 12/10/15	25,000	24,999
Univ. of California Regents, Series B, 0.21%, 12/2/15	14,250	14,250
Univ. of California Regents, Series B, 0.22%, 1/4/16	10,361	10,359
Vanderbilt Univ., Series C, 0.15%, 12/11/15	16,300	16,299
Total Other Commercial Paper (Cost $1,713,606)		1,713,606

OTHER INSTRUMENTS 2.9%

American Honda Finance, VR, 0.341%, 1/11/16	30,000	30,001

ARI Fleet Lease Trust, Series 2015-A, Class A1 0.40%, 4/15/16 (5)	3,336	3,336
Bank of America, VR, 0.28%, 1/4/16	28,000	28,000
Bank of America, VR, 0.30%, 12/1/15	28,700	28,700
Enterprise Fleet Financing, Series 2015-2, Class A1 0.48%, 7/20/16 (5)	7,791	7,791
Fosse Master Issuer, Series 2015-1A, Class A1, VR 0.379%, 1/18/16 (5)	24,700	24,700
GE Capital International Funding, 0.964%, 4/15/16 (5)	39,341	39,401
Oracle, 5.25%, 1/15/16	17,670	17,776
Total Other Instruments (Cost $179,705)		179,705

OTHER NOTES 5.6%

American Honda Finance, VR, 0.782%, 5/26/16 (5)	11,500	11,519
Bank of New York Mellon, VR, 0.563%, 3/4/16	5,300	5,303
Caterpillar Financial Services, VR, 0.642%, 2/26/16	8,400	8,405
Cisco Systems, 5.50%, 2/22/16	10,000	10,114
GE Capital, 1.00%, 12/11/15	5,500	5,501
GE Capital, 1.00%, 1/8/16	15,026	15,034
GE Capital, VR, 0.551%, 1/14/16	2,400	2,401
John Deere Capital, 0.75%, 1/22/16	3,750	3,751
John Deere Capital, VR, 0.421%, 4/12/16	34,500	34,508
John Deere Capital, VR, 0.452%, 12/10/15	11,500	11,500
New York Life Global Funding, VR, 0.666%, 5/23/16 (5)	14,500	14,522
PACCAR Financial, VR, 0.614%, 2/8/16	5,900	5,903
Precision Castparts, 0.70%, 12/20/15	12,000	12,001
Royal Bank of Canada, 0.85%, 3/8/16	15,000	15,007
Royal Bank of Canada, 2.875%, 4/19/16	4,800	4,841
Sanofi Aventis, 2.625%, 3/29/16	5,450	5,491
Schlumberger, 2.65%, 1/15/16 (5)	22,200	22,257

Federal Reserve Bank of New York, Tri-Party, Dated 11/30/15 0.05%, Delivery Value of $96,000,133 on 12/1/15 Collateralized by U.S. Government securities, 2.125%, 8/15/21 valued at $96,000,174	96,000	96,000
Total Treasury Repurchase Agreements (Cost $196,000)		196,000

VARIABLE RATE DEMAND NOTES 4.7%

Baltimore, Parking, VRDN, 0.14%, 12/7/15	17,000	17,000
Colorado Housing & Fin. Auth., Multi-Family, Class I Series 2002C-1, VRDN, 0.12%, 12/7/15	4,310	4,310
Colorado Housing & Fin. Auth., Multi-Family, Class I Series 2004A-1, VRDN, 0.12%, 12/7/15	5,895	5,895
Colorado Housing & Fin. Auth., Multi-Family, Class I Series 2005A-1, VRDN, 0.12%, 12/7/15	9,140	9,140
Colorado Housing & Fin. Auth., Multi-Family, Class I Series 2007A-1, VRDN, 0.15%, 12/7/15	12,200	12,200
Colorado Housing & Fin. Auth., Multi-Family, Class I Series 2007B-1, VRDN, 0.18%, 12/7/15	14,000	14,000
Johnson City Health & Ed. Fac. Board, Mountain States Health Alliance, Series 2007-B1, VRDN, 0.14%, 12/7/15	865	865
Johnson City Health & Ed. Fac. Board, Mountain States Health Alliance, Series 2013-B, VRDN, 0.15%, 12/7/15	5,700	5,700
Maumelle, Kimberly-Clark, Series 2015 VRDN, 0.14%, 12/7/15 (5)	10,600	10,600
Michigan Fin. Auth., GO, VRDN, 0.11%, 12/7/15	21,000	21,000
Michigan Fin. Auth., Series A, GO, VRDN, 0.10%, 12/7/15	28,000	28,000
New Hampshire HEFA, Higher Ed. Studen Loan, Series 2011-A VRDN, 0.16%, 12/7/15	6,981	6,981
New Jersey Health Care Fac. Fin. Auth., Barnabas Health Series 2011-C, VRDN, 0.11%, 12/1/15	9,250	9,250
New York City Housing Dev. Corp., 201 Pearl Street Multi-Family, VRDN, 0.09%, 12/7/15	8,245	8,245
Providence Health & Services Obligated Group VRDN, 0.20%, 12/7/15	72,855	72,855

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Prime Reserve Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on January 26, 1976. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.

New Accounting Guidance In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity, and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption had no effect on the fund’s net assets or results of operations.

In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On November 30, 2015, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements The fund may engage in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At November 30, 2015, the cost of investments for federal income tax purposes was $6,321,555,000.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.275% for assets in excess of $400 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2015, the effective annual group fee rate was 0.29%.

Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2015, expenses waived/repaid totaled $9,914,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended November 30, 2015, expenses incurred pursuant to these service agreements were $38,000 for Price Associates; $3,497,000 for T. Rowe Price Services, Inc.; and $772,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

As of November 30, 2015, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 160,344,926 shares of the fund, representing 3% of the fund’s net assets.

NOTE 6 - INTERFUND LENDING PROGRAM

Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended November 30, 2015, the fund earned $5,000 in interest income related to loans made to other funds on 11 days in the average amount of $14,377,000 and at an average annual rate of 1.18%. At November 30, 2015, there were no loans outstanding.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 19, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 19, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date January 19, 2016